Other Real Estate and Repossessed Assets Acquired in Settlement of Loans (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of real estate acquired in settlement of loans
Balance at beginning of period	$ 17,291	$ 19,225
Additions	374	2,233
Proceeds from sales	(1,115)	(4,057)	$ (1,836)
Charge-offs against the valuation allowance for other real estate owned, net	(192)	(317)
Net gain on sales	45	207
Total other real estate owned and repossessed assets	16,403	17,291	$ 19,225
Less valuation allowance for other real estate owned	(3,221)
Balance at end of period	$ 13,182	$ 14,162